                    WARBURG PINCUS SMALL COMPANY GROWTH FUND

                  Supplement to Prospectus dated June 30, 1997

         Effective as of the close of the New York Stock Exchange, Inc. on November 7, 1997 ("Closure"), Warburg Pincus Small Company Growth Fund (the "Fund") will be closed to purchases by certain new investors. After Closure, the sale of additional Fund shares will be limited to the following investors:

           - persons who were both beneficial and record owners of Fund shares at Closure;

           - beneficial owners of Fund shares at Closure through accounts maintained by intermediaries (such as brokerage firms and other industry professionals) by arrangement with the Fund and/or the Fund's distributor;

           - new or existing clients of certain financial advisers and planners who have at least one client that is a Fund shareholder at Closure, including financial advisers and planners who invest in the Fund through accounts maintained by intermediaries (such as brokerage firms and other industry professionals);

            - a retirement plan, which is an owner of Fund shares at Closure, purchasing Fund shares in the ordinary course of its operations for the benefit of new or existing plan participants;

            -     clients of the Fund's investment adviser (the "Adviser"); and

            - directors, officers and employees of the Adviser and its affiliates.

         After Closure, distributions of dividends and capital gains will continue to be reinvested unless a shareholder elects otherwise. The Fund may reopen in the future depending on market conditions and other relevant considerations.


Dated:  November 4, 1997                                 WPSCG-16-1197

                    WARBURG PINCUS SMALL COMPANY GROWTH FUND
                                (Advisor Shares)

                  Supplement to Prospectus dated June 30, 1997

         Effective as of the close of the New York Stock Exchange, Inc. on November 7, 1997 ("Closure"), Warburg Pincus Small Company Growth Fund (the "Fund") will be closed to purchases by certain new investors. After Closure, the sale of additional Fund shares will be limited to the following investors:

            - persons who were both beneficial and record owners of Fund shares at Closure;

            - beneficial owners of Fund shares at Closure through accounts maintained by intermediaries (such as brokerage firms and other industry professionals) by arrangement with the Fund and/or the Fund's distributor;

            - new or existing clients of certain financial advisers and planners who have at least one client that is a Fund shareholder at Closure, including financial advisers and planners who invest in the Fund through accounts maintained by intermediaries (such as brokerage firms and other industry professionals);

            - a retirement plan, which is an owner of Fund shares at Closure, purchasing Fund shares in the ordinary course of its operations for the benefit of new or existing plan participants;

            -     clients of the Fund's investment adviser (the "Adviser"); and

            - directors, officers and employees of the Adviser and its affiliates.

         After Closure, distributions of dividends and capital gains will continue to be reinvested unless a shareholder elects otherwise. The Fund may reopen in the future depending on market conditions and other relevant considerations.


Dated:  November 4, 1997                                  ADSCG-16-1197